Quarterly Report
December 31, 2020
MFS®  Municipal Income Fund
LMB-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.4%
Alabama - 1.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	$300,000	$356,517
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,070,000	1,266,901
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	240,000	283,222
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,580,000	1,859,123
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	310,000	363,853
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	155,000	181,469
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	835,000	864,517
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,191,391
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	4,945,000	5,809,188
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1.004% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,215,148
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	892,153
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	1,003,462
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,152,906
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,162,011
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	2,063,699
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	320,484
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	510,829
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,872,217
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	14,580,000	16,085,677
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	7,460,000	8,342,518
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	14,090,000	16,074,576
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,893,711
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	778,615
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	5,028,444
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	3,038,050
		$100,610,681
Alaska - 0.1%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	$5,265,000	$5,265,000
Arizona - 2.3%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$444,696
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,166,052
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,450,051
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,120,230
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	832,807
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	107,624
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	178,242
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	472,396
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,190,060
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,738,243
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,171,556
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	186,925
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	183,812
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	310,000	344,571
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	400,000	531,104
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	300,000	395,412
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	250,000	326,963
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,395,000	1,811,840
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	290,000	371,299
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	1,100,000	1,319,197
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	600,000	713,376
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	750,000	888,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	$800,000	$944,680
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,015,000	1,183,531
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,385,000	1,605,243
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	1,875,000	1,687,781
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	3,070,000	2,666,479
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,605,000	2,640,063
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	2,132,850
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	3,000,000	3,428,760
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	4,000,000	4,541,000
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	786,301
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	531,165
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	194,344
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	364,490
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	986,669
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	545,000	658,551
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	460,000	517,482
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	831,174
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,050,000	2,298,111
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,658,140
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	6,500,000	7,722,065
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 4%, 7/01/2045	2,165,000	2,333,415
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	10,000,000	11,638,000
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	516,037
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	153,713
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	616,797
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	367,764
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	778,778
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	618,201
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	981,385
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	907,864
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	984,542
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	663,265
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.3%, 12/01/2035 (Put Date 2/01/2021)	19,035,000	19,034,810
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	420,000	455,960
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,030,000	1,112,750
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	901,202
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	169,773
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	530,000	597,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	$285,000	$318,117
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	551,805
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	659,323
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	1,075,000	1,093,748
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	1,020,000	1,038,319
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	559,487
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,859,120
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	5,706,600
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,268,207
		$123,210,838
Arkansas - 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$215,000	$222,420
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	451,382
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	46,432
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	905,000	1,110,001
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	4,465,000	5,381,218
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	4,690,000	5,778,268
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	2,025,000	2,544,473
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,725,000	2,205,378
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	870,000	1,098,827
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	605,000	761,731
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,320,000	1,657,207
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	480,000	601,219
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	530,000	662,108
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,815,000	2,253,795
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	1,500,000	1,842,630
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,965,599
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	486,695
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	2,391,057
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,698,068
		$33,158,508
California - 7.3%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,096,955
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,960,000	4,775,879
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	4,145,000	5,188,794
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	140,000	188,807
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	190,000	233,016
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	305,000	369,864
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	130,000	157,141
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	165,000	198,810
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2040	80,000	96,084
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,565,097
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	3,104,765
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,156,000
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,138,586	5,791,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$595,000	$953,416
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,758,225
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	2,046,292
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,763,982
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,653,965
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	269,188
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,240,235
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,744,722
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.7%, 12/01/2044 (Put Date 12/01/2023)	3,000,000	3,034,680
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,635,000	3,879,199
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	301,353
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	586,592
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	572,506
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032 (w)	8,055,000	10,603,924
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,271,135
California Public Works Board Lease Rev., “A”, 5%, 2/01/2031 (w)	7,845,000	10,172,219
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,735,180
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	623,683
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	667,409
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	586,128
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,519,346
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	900,854
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,245,900
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,834,930
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	725,000	734,461
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	4,156,407
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	558,958
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	1,077,030
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	55,000	58,098
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	205,696
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	720,426
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,645,000	2,914,340
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	5,455,000	6,067,706
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	990,000	1,113,790
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058 (n)	7,400,000	8,633,728
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	340,000	351,353
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	475,000	485,835
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,040,000	1,067,404
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	505,000	518,600
CSCDA Community Improvement Authority, California Essential Housing Rev. (Renaissance at City Center), “A”, 5%, 7/01/2051 (n)	2,297,637	2,654,874
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,495,000	3,929,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	$4,015,000	$3,420,298
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,785,000	2,244,320
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	16,998,041
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,518,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,070,000	2,111,421
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	916,520
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	8,590,000	9,283,814
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,210,000	5,539,677
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,940,714
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	640,000	687,936
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	541,498
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	517,877
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	879,614
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,000,000	1,215,970
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	578,265
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	1,021,086
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,271,381
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,208,978
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,379,282
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,848,929
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,706,041
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	580,000	508,515
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,015,450
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,140,320
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,184,421
Oceanside, CA, Unified School District, Capital Appreciation, AGM, 0%, 8/01/2030	4,335,000	3,771,927
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,735,000	1,622,346
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,520,000	3,141,670
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	195,000	187,348
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	395,000	364,178
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	350,000	344,670
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,868,632
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024 (w)	1,700,000	1,935,246
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025 (w)	4,800,000	5,649,840
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026 (w)	2,750,000	3,335,200
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027 (w)	2,750,000	3,422,732
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028 (w)	875,000	1,112,493
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,477,635
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	2,080,669
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,226,029
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,857,400
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	7,114,440
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	859,516
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028	2,435,000	2,505,420
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	553,365
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,659,705
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,345,540
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,483,995
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,406,046
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	6,146,217
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,860,203
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	383,190
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,980,000	4,367,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	$7,570,000	$7,617,691
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,923,897
State of California, 5%, 4/01/2024	4,365,000	4,624,281
State of California, 5.25%, 10/01/2028	2,965,000	3,076,632
State of California, 5%, 8/01/2029	5,000,000	6,212,200
State of California, 5%, 4/01/2031	3,180,000	4,475,055
State of California, 5%, 9/01/2034	9,000,000	11,112,750
State of California, 5%, 4/01/2045	9,730,000	12,404,388
State of California, AGM, 5.25%, 8/01/2032	9,160,000	13,203,407
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	950,000	1,186,978
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	865,000	1,074,590
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,440,000	3,078,112
		$394,887,432
Colorado - 4.3%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$67,355
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	92,000	118,509
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	64,752
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	92,000	120,763
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	64,510
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	96,000	125,410
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	15,213
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	101,000	131,306
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	68,880
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	110,000	142,120
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	81,472
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	110,000	141,543
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	125,000	160,573
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	44,000	56,340
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	527,000	649,427
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	3,116,681
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	6,127,950
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,956,426
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,143,512
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	215,951
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	805,571
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	655,100
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	575,258
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	553,538
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	554,405
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	910,000	984,201
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,630,142
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,791,190
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,082,720
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	367,226
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	430,558
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	452,618
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	3,555,000	4,549,760
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	18,125,000	22,668,937
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,450,000	1,806,091
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,750,000	2,216,918
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	3,590,000	4,449,697
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	5,295,000	6,539,431

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	$530,000	$676,418
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	785,000	982,867
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,225,000	3,956,591
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	485,000	556,096
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	875,000	994,893
Colorado Health Facilities Authority Hospital Rev. (Parkview Medical Center, Inc. Project), “A”, 4%, 9/01/2045	475,000	544,431
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,816,900
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,045,000	4,606,729
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,375,000	2,995,896
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	1,195,000	1,349,872
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	9,400,000	11,824,824
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	1,185,000	1,429,833
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	9,250,000	11,121,367
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,078,350
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,807,328
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	4,685,000	5,490,398
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	1,015,000	1,321,550
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	1,000,000	1,294,710
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	1,040,000	1,342,411
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	760,000	896,853
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	450,000	529,515
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	350,000	410,624
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	350,000	409,325
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	300,000	349,587
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,320,000	2,533,858
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	5,545,000	6,248,882
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	6,625,000	7,465,050
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	235,000	307,768
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	165,000	217,701
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	285,000	379,204
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	235,000	311,326
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	380,000	502,455
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	380,000	500,699
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	355,000	431,953
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	355,000	441,254
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	710,000	858,759
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2035	710,000	857,048
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	355,000	426,870
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 3%, 7/15/2037	545,000	578,147
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	425,000	507,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2039	$165,000	$209,598
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2040	265,000	338,182
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,350,493
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	12,080,000
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,562,290
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,793,925
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,096,713
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,439,700
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,112,278
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,866,859
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	785,000	885,386
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,302,275
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	930,000	1,060,312
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,795,973
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	2,028,105
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,134,080
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,132,346
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,746,124
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,963,514
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	6,089,582
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,551,178
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,303,809
		$229,880,840
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$3,285,532
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,516,033
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	312,939
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	500,000	511,865
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	1,460,000	1,534,519
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	620,000	638,284
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,304,456
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,927,496
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,890,833
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,463,257
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,865,000	5,851,041
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	1,000,000	1,189,000
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,781,557
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,779,443
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,798,077
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	925,000	1,055,841
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	750,000	844,950
		$47,685,123
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$269,242
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	533,914
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	5,600,000	5,678,792
		$6,481,948
District of Columbia - 0.5%
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2039	$1,100,000	$1,232,418
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2049	1,045,000	1,147,797
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,656,350
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,380,177
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,363,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	$3,000,000	$3,607,770
District of Columbia University Rev. (Georgetown University), BHAC, 5%, 4/01/2040 (Prerefunded 4/01/2021)	11,570,000	11,705,600
		$27,093,204
Florida - 3.2%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	$1,005,000	$1,289,747
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,705,000	2,180,542
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	2,225,000	2,837,720
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,334
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,164,538
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	541,148
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,569,736
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,292,365
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,761,820
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,630,940
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	4,303,425
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	55,000	55,844
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	106,132
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	672,294
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	105,000	120,058
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	155,000	184,937
Capital Trust Agency, FL, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	485,000	564,719
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	8,235,000	8,263,164
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,003,679
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)	100,000	61,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	835,000	646,081
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	1,265,000	978,794
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	109,800
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,562,314
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,637,729
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	681,981
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,543,467
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “A”, 4%, 8/15/2045	11,790,000	13,129,933
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	233,794
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	500,000	546,260
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	985,000	1,068,164
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	326,466
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	1,180,000	1,251,001
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,085,572
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	870,915
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	631,252
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,070,000	1,224,540
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	678,490
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	926,027
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,195,689
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,647,072
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	1,960,238
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,099,078
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	573,551
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	710,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	$1,230,000	$1,290,430
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	910,000	935,626
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,520,000	4,943,072
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	3,250,000	3,707,632
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,105,000	912,023
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	596,157
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,216,059
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	230,000	239,566
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	120,000	128,636
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	185,000	196,342
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	670,618
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,219,280
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2030	240,000	323,086
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2031	995,000	1,328,265
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2032	420,000	556,622
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2033	1,300,000	1,713,179
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	760,000	920,755
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	760,000	917,806
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	945,000	1,136,892
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2037	945,000	1,133,263
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2038	1,065,000	1,273,367
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	795,000	948,308
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	710,000	841,449
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	596,987
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	2,155,000	2,169,805
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,279,978
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	294,308
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	140,268
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	238,975
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,853,952
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	608,652
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	750,000	904,823
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,040,000	1,246,648
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	550,000	365,079
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	660,000	420,862
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	250,000	153,175
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	770,000	453,453
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	920,000	520,518
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	985,000	534,244
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,095,000	569,586
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	880,000	438,715
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,205,000	576,436
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,315,000	604,045
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,535,000	678,025
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2046	1,315,000	558,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2047	$800,000	$326,984
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2048	875,000	344,173
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2050	1,755,000	636,837
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2051	1,055,000	367,140
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2053	715,000	229,465
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	11,218,992
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	890,000	1,061,645
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	468,309
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,390,000	3,451,562
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	756,507
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	976,288
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,152
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	125,000	87,500
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2055	2,890,000	3,116,720
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	31,358
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	274,221
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	249,451
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	536,114
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,596,906
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,430,000	1,021,020
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	785,000	537,207
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,210,000	792,332
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	570,000	356,695
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	785,000	468,072
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	785,000	446,924
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,070,000	580,775
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	475,000	245,789
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	475,000	234,185
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	170,000	73,092
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2049	7,775,000	2,797,289
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	310,000	365,056
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	310,000	364,148
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	475,000	600,234
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,665,000	1,920,861
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,380,000	4,207,796
		$175,371,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 3.4%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	$7,450,000	$8,742,277
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	4,000,000	4,664,080
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	5,000,000	5,801,500
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	2,250,000	2,604,690
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,481,632
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	837,424
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	12,233,144
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	970,015
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,293,053
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	5,045,000	5,151,298
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,208,713	1,214,781
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	719,446
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,250,021
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031 (w)	300,000	393,573
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032 (w)	335,000	402,821
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033 (w)	190,000	226,195
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034 (w)	345,000	408,339
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036 (w)	310,000	363,983
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037 (w)	325,000	416,449
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038 (w)	335,000	428,070
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039 (w)	300,000	349,110
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040 (w)	205,000	260,705
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	9,425,000	11,908,770
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,473,886
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,465,034
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,492,687
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,028,121
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,395,000	3,940,203
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,692,990
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,292,883
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	2,380,000	2,567,330
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	560,000	586,062
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,767,205
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,060,982
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,273,153
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,242,980
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.854% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,315,000	10,332,432
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	7,272,173
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	7,244,151
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	20,295,000	23,834,042
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,336,245
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,339,271
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,339,011
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	305,000	353,516
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	335,000	386,851
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	230,000	264,735
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,756,800
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,911,000
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	4,215,000	4,919,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	$3,750,000	$3,829,013
		$182,123,501
Guam - 0.2%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$563,502
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	377,759
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,060,000	7,514,582
		$8,455,843
Hawaii - 0.2%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$475,000	$569,449
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	415,000	496,079
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	295,000	351,708
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	30,000	35,635
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,440,030
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	887,375
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	3,872,397
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,440,761
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	959,753
		$10,053,187
Illinois - 9.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$8,972,748
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,146,287
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,278,288
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,356,162
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	1,136,701
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	7,953,007
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,540,308
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	993,093
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	3,410,000	3,291,468
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	13,763,039
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,945,461
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	3,130,567
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	105,000	106,875
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	308,297
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	254,195
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,010,000	1,146,098
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,005,000	1,137,740
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	2,001,181
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,495,000	2,776,785
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	17,906,408
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,833,005
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,115,025
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	2,859,928
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,372,824
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	918,429
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	692,508
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	1,845,461
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,428,914
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	6,551,595
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,573,349
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	386,021
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	247,972
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	246,898
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	245,522
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	220,163
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	213,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	$130,000	$158,309
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,365,988
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,659,549
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	4,092,076
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	1,490,000	1,282,532
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	8,611,988
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,566,583
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	745,000	822,867
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,885,000	4,355,862
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,660,000	3,016,733
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	605,000	689,688
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	6,375,000	6,899,726
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	7,090,000	8,153,146
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	625,000	719,125
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	265,000	303,422
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,110,000	1,175,623
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,820,000	2,016,797
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	350,000	387,198
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	6,715,000	7,357,223
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	6,995,000	8,212,760
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,095,540
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	2,240,000	2,294,096
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	935,000	1,032,156
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,523,146
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,687,977
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	891,720
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,180,466
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,815,739
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,026,298
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	509,555
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,041,956
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,959,966
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,172,217
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029 (Prerefunded 12/01/2021)	1,755,000	1,836,134
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	655,000	685,281
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040 (Prerefunded 12/01/2021)	4,685,000	4,901,588
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,840,000	2,236,097
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	3,395,000	3,827,285
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,695,000	2,038,339
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,351,446
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	3,000,000	3,234,840
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	200,000	239,298
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	1,250,000	1,383,675
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	1,475,000	1,483,673
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	4,410,000	5,074,234
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	4,410,000	5,073,264
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,748,738
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,748,854
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	1,990,573
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,368,072
Illinois Finance Authority Rev. (Franciscan Communities), “A”,, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	303,633
Illinois Finance Authority Rev. (Franciscan Communities), “A”,, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	211,457
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,541,198
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 1.458% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	885,106
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,269,707
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,860,742
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	6,976,749
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	582,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	$1,040,000	$1,183,094
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	820,000	933,726
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	903,533
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,803,100
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	169,448
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	497,624
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	614,381
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	488,620
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	816,231
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2040	2,180,000	2,460,435
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	5,280,000	5,826,216
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2055	3,855,000	4,232,289
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	513,843
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,022,503
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	510,394
Illinois Finance Authority, Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	2,772,069
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,297,989
Illinois Finance Authority, Water Facility Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,850,000	1,847,928
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	6,270,000	7,036,821
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	2,230,000	2,255,801
Illinois Housing Development Authority, Water Facilities Rev. (American Water Capital Corp.), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	7,663,460
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,551,584
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	10,615,000	10,866,682
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	147,936
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	189,906
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,800,000	2,139,102
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,995,000	4,859,598
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	3,720,000	4,614,139
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	755,000	954,463
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	1,750,000	2,249,118
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,635,000	2,050,323
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,185,000	2,740,798
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,050,000	1,185,702
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	615,000	692,570
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,050,000	1,184,600
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,991,498
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	1,016,729
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,294,921
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	769,838
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,454,200
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	250,000	293,545
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	250,000	291,290
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	820,000	948,871
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,875,000	2,145,319
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,210,000	1,370,361
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,515,000	1,693,376
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	917,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	$785,000	$940,509
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, AGM, 0%, 12/15/2056	2,810,000	852,947
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,400,000	2,216,160
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,675,853
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,110,000	1,551,089
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	5,725,000	6,743,191
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	620,000	713,806
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	700,000	800,870
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	665,000	757,122
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	315,000	357,538
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,820,857
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,504,480
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,175,742
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,163,351
State of Illinois, 4.875%, 5/01/2021	845,000	855,546
State of Illinois, 5%, 2/01/2025	2,600,000	2,922,348
State of Illinois, 5%, 1/01/2028	425,000	437,011
State of Illinois, 5%, 5/01/2028	870,000	944,794
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,709,681
State of Illinois, 5%, 11/01/2028	2,005,000	2,289,209
State of Illinois, 5%, 2/01/2029	2,180,000	2,497,953
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,856,929
State of Illinois, 5.5%, 5/01/2039	1,660,000	2,008,666
State of Illinois, 4.5%, 11/01/2039	1,895,000	2,045,311
State of Illinois, 5.75%, 5/01/2045	1,545,000	1,876,634
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,368,200
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,603,823
State of Illinois, AGM, 4%, 2/01/2030	720,000	798,034
State of Illinois, NATL, 6%, 11/01/2026	7,230,000	8,752,493
State of Illinois, “A”, 5%, 11/01/2027	9,820,000	11,507,371
State of Illinois, “A”, 5%, 11/01/2028	13,010,000	15,431,421
State of Illinois, “A”, 4%, 12/01/2033	900,000	966,555
State of Illinois, “A”, 5%, 4/01/2036	1,705,000	1,786,226
State of Illinois, “A”, 5%, 12/01/2024	425,000	476,208
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	1,360,000	1,401,521
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2032	2,210,000	2,680,620
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2035	2,950,000	3,536,932
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2036	1,510,000	1,803,967
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2038	1,930,000	2,291,219
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2039	1,705,000	2,018,771
University of Illinois, Auxiliary Facilities System Rev., ”A“, BAM, 4%, 4/01/2044	1,000,000	1,167,140
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	675,000	804,573
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	850,000	1,004,845
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,365,531
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	1,755,000	2,009,036
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,267,340
		$517,049,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 1.2%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$1,093,189
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), ”B“, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,870,000	2,879,299
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,076,686
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	577,377
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,425,586
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,359,900
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,207,760
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	6,891,900
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	2,875,000	3,157,382
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”B-1“, GNMA, 3.25%, 7/01/2049	2,555,000	2,774,091
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), ”D“, 5%, 1/01/2027	11,000,000	13,537,590
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), ”I“, 5%, 1/01/2028	1,995,000	2,290,260
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,678,105
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,199,940
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	767,813
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	556,697
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	688,424
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	2,055,980
Mount Vernon, IN, Environmental Improvement Rev., (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,800,000	3,803,230
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,312,950
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	375,154
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	853,890
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,510,000	2,512,133
		$65,075,336
Iowa - 0.4%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$1,349,760
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,503,822
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,215,829
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	3,000,000	3,321,690
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	745,000	797,880
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	655,202
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,187,674
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	1,000,000	1,094,870
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	2,010,824
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	5,956,318
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,111,568
		$23,205,437
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038 (Prerefunded 6/01/2025)	$3,800,000	$4,516,756
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042 (Prerefunded 6/01/2025)	1,500,000	1,782,930
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,420,706
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	739,058
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	148,504
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	615,472
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	691,148
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,473,970
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,030,000	1,093,417
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,151,087
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,214,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	$1,260,000	$1,336,192
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,478,281
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,584,624
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,160,000	2,257,006
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,382,221
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	1,029,172
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	13,460,000	16,701,437
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	152,179
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	181,087
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	145,126
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	731,477
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	155,000	158,269
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,549,739
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	490,000	500,172
		$46,034,234
Kentucky - 1.9%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$1,027,890
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	1,010,472
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,143,524
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), 5.25%, 8/15/2046	2,360,000	2,432,452
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	708,808
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	5,017,586
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	3,140,779
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,838,129
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,845,342
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,466,678
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,274,868
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	4,006,573
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	2,004,891
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	7,577,304
Kentucky Public Energy Authority, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	6,935,000	8,260,001
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,169,780
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,650,000	1,647,294
Public Energy Authority of Kentucky, Gas Supply Rev., ”B“, 4%, 1/01/2049	3,215,000	3,613,917
Public Energy Authority of Kentucky, Gas Supply Rev., ”C-1“, 4%, 12/01/2049	31,565,000	35,958,848
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), ”A“, 1.3%, 9/01/2044 (Put Date 9/01/2027)	12,500,000	12,679,375
		$100,824,511
Louisiana - 1.8%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	$3,355,000	$3,451,926
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,568,549
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	4,900,000	5,111,876
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	701,032
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	3,012,677
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	623,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	$2,240,000	$2,395,187
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029 (n)	480,000	505,411
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039 (n)	1,200,000	1,205,760
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054 (n)	1,925,000	1,871,658
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027	5,020,000	5,097,509
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,137,918
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,188,482
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), ”A“, 5%, 4/01/2045	4,910,000	6,171,084
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	5,475,274
Louisiana Public Facilities Authority Rev. (LSU Health Foundation, New Orleans Project), ”A-1“, 5.375%, 1/01/2040 (n)	4,035,000	4,349,326
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation and New Orleans Project), ”A-1“, 5.5%, 1/01/2050 (n)	2,765,000	2,973,896
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation and New Orleans Project), ”A-1“, 5.1%, 1/01/2057 (n)	9,290,000	9,511,938
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	5,850,000	6,308,581
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,454,665
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,393,622
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,096,820
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	897,934
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,441,134
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2032	2,575,000	3,397,197
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2033	5,815,000	7,618,464
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., ”A“, AGM, 5%, 1/01/2034	5,315,000	6,933,843
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040	800,000	931,152
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,156,920
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,432,563
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,076,620
		$97,492,350
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$1,260,874
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025	570,000	642,082
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2036	1,475,000	1,770,546
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2037	1,200,000	1,435,656
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2038	1,250,000	1,491,113
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2039	1,550,000	1,844,361
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2040	2,200,000	2,611,202
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2045	3,015,000	3,509,158
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), ”A“, 4%, 7/01/2050	5,375,000	6,206,942
Maine Housing Authority Mortgage, ”C“, 4%, 11/15/2050	3,485,000	3,949,620
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	1,660,000	1,733,472
		$26,455,026
Maryland - 1.6%
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	$1,500,000	$1,820,145
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,677,304
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	6,025,550
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	410,913
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	465,583
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	970,000	1,039,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034 (n)	$150,000	$154,988
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039 (n)	155,000	160,704
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	1,105,000	1,140,073
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	9,435,000	10,663,909
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	7,660,000	8,564,799
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	1,880,000	1,990,600
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	373,437
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	455,000	581,212
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	464,038
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 3.25%, 9/01/2050	10,430,000	11,556,649
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	212,530
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	145,870
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	260,424
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	811,607
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030	235,000	239,688
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040	830,000	870,670
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050	965,000	992,242
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 4%, 7/01/2040	910,000	949,831
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 4.25%, 7/01/2050	875,000	912,502
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	575,000	649,330
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	1,070,000	1,194,056
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	171,724
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	494,912
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,610,000	1,399,637
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 5%, 1/01/2036 (w)	730,000	887,169
Maryland Health & Higher Education Facility Authority Rev., Adventist Healthcare Issue, 4%, 1/01/2038	410,000	467,039
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), ”A“, 5.5%, 1/01/2036	5,090,000	6,135,130
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	2,034,373
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,264,618
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,494,472
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	6,425,000	7,637,269
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	555,000	601,032
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	545,000	589,919
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	190,480
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	319,706
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	332,063
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,719,702
		$85,067,167
Massachusetts - 3.6%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$2,948,381
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	11,699,547
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	7,088,850
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,708,700
Massachusetts Bay Transportation Authority Rev., ”A“, 7%, 3/01/2021	1,065,000	1,065,000
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	9,445,000	11,011,453
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	2,395,000	2,662,977
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	275,000	284,199
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,140,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), ”2018 I-2“, 5%, 7/01/2053	$8,670,000	$10,252,535
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2031	1,130,000	1,469,576
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2032	1,145,000	1,481,092
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,564,030
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,754,057
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,627,996
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,003,868
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	289,383
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	3,515,000	4,002,003
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	790,000	842,227
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,193,700
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	495,526
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	110,000	118,561
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	1,530,000	1,640,879
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	2,960,000	3,169,242
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	322,270
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	512,321
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,463,734
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,709,395
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,610,414
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,350,000	1,382,184
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	199,365
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	718,583
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	840,640
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,694,290
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,531,816
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2032	850,000	1,127,406
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), ”C“, AGM, 5%, 10/01/2033	525,000	692,417
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,240,000	2,449,843
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	935,000	1,104,142
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,297,342
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	3,695,000	3,716,727
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	4,210,000	4,416,122
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 2.625%, 7/01/2036	1,455,000	1,508,108
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	7,346,628
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	9,466,925
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	225,000	225,486
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5%, 7/01/2021	1,255,000	1,283,539
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	725,000	739,478
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	745,000	759,796
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	8,585,000	8,815,078
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	2,930,000	3,008,524
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	1,690,000	1,797,906
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	6,060,000	6,304,642
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	470,000	496,452
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,983,560
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	6,240,330
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	10,102,969
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	623,275
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	1,000,000	1,242,490
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,777,735
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	222,419
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041 (Prerefunded 7/01/2021)	465,000	476,253
Massachusetts Water Resources Authority Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,832,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	$8,895,000	$11,136,006
		$196,693,836
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$1,738,934
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	5,920,000	6,368,854
Detroit, MI, Water Supply System Rev., Senior Lien, ”A“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	295,000	302,033
Detroit, MI, Water Supply System Rev., Senior Lien, ”C“, 5%, 7/01/2041 (Prerefunded 7/01/2021)	410,000	419,774
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	626,488
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	566,757
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	990,910
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,859,587
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,798,620
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,522,008
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	3,272,920
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	709,865
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	905,193
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,265,370
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,525,800
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035 (Prerefunded 12/01/2021)	3,195,000	3,335,484
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,576,449
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”2“, 4%, 12/01/2036	5,265,000	6,293,781
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	935,176
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	2,089,037
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,345,760
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	580,000	660,098
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044 (Prerefunded 7/01/2022)	450,000	482,445
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	800,000	933,648
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	485,000	548,942
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	272,789
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	645,565
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), ”B-1“, 5%, 6/01/2049	1,205,000	1,464,316
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	840,000	890,602
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	6,021,700
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,123,800
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	691,697
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	529,624
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,141,462
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	8,336,936
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,080,105
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,171,491
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	980,000	1,302,048
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	1,200,000	1,586,640
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,850,000	2,432,491
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	3,500,000	4,561,095
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	1,000,000	1,295,710
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	1,100,000	1,420,551
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	290,000	373,459
		$96,416,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	$2,275,000	$2,538,854
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	3,054,364
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,522,706
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,393,175
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	280,606
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,193,170
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	305,000	318,957
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	924,503
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	285,971
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	3,002,225
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,566,340
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	680,000	716,081
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4.25%, 7/01/2049 (u)	19,775,000	22,253,994
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	5,895,000	6,513,385
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,570,000	3,640,793
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052	240,000	261,826
University of Minnesota, ”A“, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	740,885
		$54,207,835
Mississippi - 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$1,880,515
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	3,419,029
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	400,000	474,768
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	1,000,000	1,220,490
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	570,997
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,932,280
Mississippi Home Corp. Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	1,700,000	1,879,537
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,533,246
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,920,094
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,197,551
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	845,000	999,348
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	760,000	895,622
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	890,659
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	497,067
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2033	350,000	453,198
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2035	1,200,000	1,543,932
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2039	850,000	1,081,693
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,412,563
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	719,550
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	3,109,850
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	3,104,225
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	6,201,050
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,261,300
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	7,034,377
		$51,232,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.5%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$685,000	$685,027
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	850,000	850,323
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2055	5,675,000	6,923,273
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	14,865,000	17,935,812
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040	160,000	168,557
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050	275,000	287,988
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	730,000	826,090
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	6,455,550
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	4,069,114
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,653,349
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,717,550
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	9,550,000	10,869,142
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,953,878
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	575,000	612,208
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	5,315,000	5,907,941
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	2,880,000	3,262,061
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	144,704
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	97,471
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	265,060
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	200,000	187,314
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	672,003
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,098,281
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	840,000	1,071,101
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	3,610,000	4,514,774
		$79,228,571
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, ”B“, 4%, 12/01/2050	$4,760,000	$5,395,365
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	910,000	993,429
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	710,000	732,329
		$7,121,123
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$1,173,119
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	985,000	1,041,559
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	4,455,000	4,892,971
		$7,107,649
Nevada - 0.4%
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2037	$900,000	$1,086,543
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2039	1,975,000	2,371,402
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2040	130,000	155,706

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029	$140,000	$148,985
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035	630,000	671,668
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038	705,000	746,377
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045	760,000	802,180
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048	2,745,000	2,878,270
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	109,536
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	138,167
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	504,859
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	626,413
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	700,000	702,877
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,442,803
		$21,385,786
New Hampshire - 0.4%
National Finance Authority, New Hampshire Municipal Certificates, ”A“, 4.125%, 1/20/2034	$8,804,007	$9,885,843
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”A“, 3.625%, 7/01/2043 (Put Date 7/02/2040) (n)	1,695,000	1,714,272
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., ”B“, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,910,000	2,945,036
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), ”A“, 5%, 8/01/2059	2,295,000	3,559,178
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,919,920
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,890,410
		$21,914,659
New Jersey - 6.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$4,925,000	$5,982,200
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	4,400,000	5,269,792
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	711,546
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	2,022,409
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	2,000,126
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	420,671
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	621,034
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	947,206
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	615,995
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	613,158
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	530,719
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	522,574
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,593,757
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	971,051
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	484,029
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	1,970,000	2,358,661
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,190,000	2,586,675
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,118,389
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,597,789
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2034	610,000	721,191
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2035	510,000	601,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2042	$2,855,000	$3,317,481
New Jersey Economic Development Authority Rev., School Facilities Construction, ”NN“, 5%, 3/01/2027	4,135,000	4,457,695
New Jersey Economic Development Authority Rev., School Facilities Construction, ”XX“, 5%, 6/15/2021	1,850,000	1,887,666
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,650,000	3,862,247
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	4,050,000	4,418,104
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,972,636
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), ”E“, 0.85%, 12/01/2025	1,965,000	1,970,070
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,952,663
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	850,000	858,483
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,859,396
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	560,806
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,364,686
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	9,240,000	11,344,964
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	6,169,363
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,489,710
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,471,595
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	2,080,105
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	2,085,701
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,833,678
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,129,077
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,514,514
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1B“, 2.95%, 12/01/2028	3,110,000	3,152,389
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	5,863,204
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	7,865,000	8,212,948
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	9,700,000	11,044,129
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”E“, 3.5%, 4/01/2051 (u)	12,000,000	13,420,320
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,806,040
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,784,170
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,770,310
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,697,205
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2035	235,000	273,086
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	1,065,000	1,342,305
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2036	1,185,000	1,364,824
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	1,420,000	1,775,880
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2037	1,065,000	1,221,033
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	1,420,000	1,769,377
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2038	1,420,000	1,620,717
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2038	1,520,000	1,888,342
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2039	1,400,000	1,593,872
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2039	1,420,000	1,756,852
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2040	1,560,000	1,771,598
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2040	1,065,000	1,314,402
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2045	5,430,000	6,072,478
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	2,895,000	3,524,431
New Jersey Transportation Trust Fund Authority, ”AA“, 3%, 6/15/2050	1,450,000	1,449,986
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2050	6,880,000	7,633,222
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2050	2,000,000	2,415,760
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,340,086
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	4,014,567
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,640,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	$3,985,000	$4,750,558
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	2,520,000	2,634,358
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2021	5,000,000	5,238,650
New Jersey Transportation Trust Fund Authority, Transportation System, ”C“, 5%, 6/15/2042 (Prerefunded 6/15/2021)	2,360,000	2,410,292
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	15,472,250
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	12,120,000	10,514,342
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	2,577,626
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	6,494,321
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	13,606,839
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,662,285
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2027	6,900,000	6,178,950
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2031	5,000,000	3,975,350
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2024	750,000	867,675
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2026	925,000	1,137,722
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2028	570,000	731,259
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2023	1,000,000	1,118,050
Newark, NJ, General Obligation Refunding, ”B“, AGM, 5%, 10/01/2025	500,000	598,400
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,290,000	1,670,615
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	2,530,000	3,256,717
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	929,305
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2023	2,965,000	3,219,012
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2024	1,480,000	1,703,288
State of New Jersey, COVID-19 General Obligation, ”A“, 5%, 6/01/2027	8,510,000	10,643,457
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2030	5,930,000	7,261,581
State of New Jersey, COVID-19 General Obligation, ”A“, 4%, 6/01/2031	1,855,000	2,293,930
		$322,371,753
New Mexico - 0.2%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$2,878,289
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	520,000	601,994
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,450,000	1,605,077
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	2,945,000	3,252,311
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	295,796
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	222,476
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	231,574
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	606,036
		$9,693,553
New York - 5.6%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$925,000	$1,229,556
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	1,000,000	1,324,130
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	1,050,000	1,382,147
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	1,000,000	1,205,270
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2035	2,000,000	2,186,080
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,800,000	1,960,236
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,500,000	1,627,740
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	1,250,000	1,487,463
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,350,000	1,602,221
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2045	2,425,000	2,536,671
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2050	385,000	440,213
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	5,715,000	6,318,161
Dutchess County, NY, Local Development Corp. Rev. (Bard College Project), ”A“, 5%, 7/01/2040 (n)	475,000	528,053
Dutchess County, NY, Local Development Corp. Rev. (Bard College Project), ”A“, 5%, 7/01/2045 (n)	1,415,000	1,558,679
Dutchess County, NY, Local Development Corp. Rev. (Bard College Project), ”A“, 5%, 7/01/2051 (n)	145,000	158,511
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, ”C“, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,603,512
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,481,248
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,102,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	$2,450,000	$2,465,312
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,500,000	1,508,865
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 4%, 7/01/2050	18,270,000	21,595,505
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2035	590,000	890,511
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	118,271
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032	520,000	678,948
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	1,115,000	1,436,856
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	1,265,000	1,609,282
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035	200,000	234,888
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,461,800
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	599,778
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	2,745,000	2,789,689
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	16,941,863
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044	16,005,000	17,235,945
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040	3,190,000	3,440,000
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,383,513
New York Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2034	1,000,000	1,240,660
New York Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2035	1,000,000	1,234,350
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,514,257
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	776,108
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,635,000	1,846,111
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,400,000	2,723,568
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 10/01/2030	7,500,000	8,577,900
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,135,000	9,713,515
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	2,330,000	2,763,566
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	5,000,000	6,152,100
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,438,676
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	2,305,000	2,818,139
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2030	355,000	456,182
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2034	640,000	809,498
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2035	315,000	396,396
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2036	45,000	56,508
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2037	510,000	639,540
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2039	505,000	585,825
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2040	560,000	647,702
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2041	855,000	985,088
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2042	290,000	333,036
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2029	570,000	735,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2030	$475,000	$622,431
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2031	520,000	677,269
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2033	1,515,000	1,952,790
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2034	1,395,000	1,794,793
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2035	520,000	668,866
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2036	945,000	1,211,963
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2037	1,135,000	1,452,437
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”C“, 5%, 12/01/2038	270,000	345,063
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4, John F. Kennedy International Airport Project), 4%, 12/01/2038	210,000	244,154
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2042	10,000,000	11,931,800
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2049	10,200,000	11,999,076
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	6,000,000	7,225,560
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,814,923
New York Urban Development Corp., State Personal Income Tax Rev., ”E“, 3%, 3/15/2047	5,855,000	6,235,751
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	4,216,135
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	5,574,420	5,807,765
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,268,427
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	2,000,000	2,459,880
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2037	2,280,000	2,789,580
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2038	2,800,000	3,409,784
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	3,500,000	4,247,075
New York, NY, Housing Development Corp. Multi-Family Housing Rev., ”I-2“, 0.7%, 11/01/2060 (Put Date 5/01/2025)	7,315,000	7,315,658
New York, NY, Housing Finance Agency Affordable Housing Rev., ”L-2“, 0.75%, 11/01/2025	1,800,000	1,800,630
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), ”A“, AGM, 4%, 3/01/2045	890,000	1,040,828
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,495,000	2,615,883
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	8,534,400
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	5,150,000	6,354,224
New York, NY, Transitional Finance Authority Future Tax Secured Rev., ”A“4, 4%, 11/01/2038	3,285,000	3,994,396
New York, NY, Trust for Cultural Resources (Lincoln Center For The Performing Arts, Inc.), ”A“, 4%, 12/01/2035	245,000	292,297
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2031	330,000	439,748
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 5%, 12/01/2032	1,090,000	1,442,648
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), ”A“, 4%, 12/01/2034	910,000	1,090,499
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,220,000	2,621,221
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	1,074,560
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,715,101
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,430,000	1,663,719
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	3,570,000	4,121,029
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	11,455,000	13,154,807
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,670,000	2,673,898
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	870,000	849,860
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	1,465,000	1,386,666
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	1,255,000	1,176,324
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	1,755,000	1,628,113
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	275,000	251,108
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,144,608
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	576,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	$2,710,000	$3,124,251
		$300,026,448
North Carolina - 1.4%
Durham, SC, Multifamily Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	$1,905,000	$1,904,238
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	1,700,000	1,928,157
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	219,311
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	279,011
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	302,619
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2040	915,000	1,102,163
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2045	875,000	1,041,740
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2050	560,000	662,833
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	7,055,000	8,139,636
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	102,475
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	380,615
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,380,591
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	696,547
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,354,592
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,756,444
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,099,849
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,939,584
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	11,650,000	14,638,341
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2049	6,745,000	8,255,340
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,780,000	2,214,640
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2027	1,510,000	1,765,930
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,432,400
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,562,908
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2027	1,400,000	1,737,736
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2028	1,875,000	2,379,900
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2029	1,490,000	1,929,580
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	1,250,000	1,649,175
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2031	1,350,000	1,772,523
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	1,000,000	1,305,690
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	1,000,000	1,298,240
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	1,000,000	1,099,220
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,907,309
		$74,239,337
North Dakota - 0.6%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	$330,000	$347,256
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051 (u)	12,115,000	13,738,046
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	6,325,000	7,007,088
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,780,575
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,895,000	4,562,681
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	4,199,490
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	200,000	227,438

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	$1,485,000	$1,681,005
		$34,543,579
Ohio - 3.5%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2034	$485,000	$566,058
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2035	485,000	564,089
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2036	485,000	561,931
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev., 4%, 11/15/2038	360,000	413,881
Akron, Bath, & Copley, OH, Joint Township Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	3,005,000	3,242,575
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	1,500,000	1,579,005
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2031	1,800,000	2,439,522
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2034	900,000	1,199,826
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2035	450,000	596,673
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	1,400,000	1,846,054
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2039	450,000	542,659
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	6,485,000	7,383,108
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	22,650,000	25,623,718
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	62,655,000	9,538,597
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), ”B“, 7%, 5/15/2040	990,000	992,020
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,572,231
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	10,245,000	12,100,882
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,692,814
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	6,152,422
Lucas County, OH, Hospital Rev. (Promedica Healthcare), ”A“, 5.25%, 11/15/2048	485,000	563,701
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,943,462
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2041 (w)	3,140,000	3,539,063
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2047	1,740,000	2,003,993
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 5%, 11/15/2034	1,000,000	1,221,280
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2038	4,380,000	4,864,253
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2042	1,425,000	1,565,006
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,895,454
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,807,400
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,925,000	4,114,695
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	9,440,000	10,410,243
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	277,355
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	366,897
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,438,660
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,130,000	1,467,169
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,075,000	1,382,321
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,135,000	1,455,921
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,950,000	2,478,684
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	4,380,000	4,888,387
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2049 (u)	8,600,000	9,660,122
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	865,000	1,074,875
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	635,000	718,877
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	620,000	694,772
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	590,000	657,756
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,698,787
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,962,473
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,915,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$385,000	$386,228
		$189,060,986
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$265,000	$265,967
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,195,000	2,422,314
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,360,000	2,826,171
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,607,484
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	184,056
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	975,912
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,350,786
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	395,000	472,977
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,353,477
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	9,880,000	11,853,530
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	2,630,000	3,138,563
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	2,480,000	2,801,011
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	841,221
		$30,093,469
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), ”B-2“, 2.75%, 11/15/2025 (n)	$950,000	$959,376
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	1,275,000	1,283,160
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/01/2022)	1,730,000	1,774,046
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2045	2,140,000	2,737,253
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 4%, 8/15/2050	1,510,000	1,744,654
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, 5%, 8/15/2050	1,425,000	1,814,609
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), ”A“, AGM, 4%, 8/15/2045	3,920,000	4,654,647
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	10,100,000	11,717,414
Oregon Facilities Authority Rev. (Samaritan Health Services Project), ”A“, 5%, 10/01/2040	750,000	944,933
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	9,055,725
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	7,600,000	8,545,744
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,573,374
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	5,078,680
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,196,040
		$54,079,655
Pennsylvania - 6.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$11,910,000	$13,287,630
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,363,210
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,299,584
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	250,000	286,353
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	149,537
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	361,046
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,288,140
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	599,225
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,284,184
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	595,415
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	500,000	593,880
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,948,125
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	2,280,000	2,612,766
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	855,000	976,701
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	1,125,000	1,266,941
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,500,000	3,918,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	$2,025,000	$2,257,996
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	940,000	1,026,809
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,460,000	1,564,784
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,325,000	7,463,223
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B“, 5%, 2/01/2040 (Put Date 2/01/2030)	4,200,000	4,823,658
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-1“, 5%, 2/01/2040 (Put Date 2/01/2025)	1,205,000	1,303,497
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-2“, 5%, 2/01/2040 (Put Date 2/01/2027)	7,015,000	7,805,450
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	667,508
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,107,521
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	996,412
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	4,949,422
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2032	225,000	259,945
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2033	270,000	310,376
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2034	335,000	383,448
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2035	325,000	370,594
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2036	170,000	193,557
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,258,701
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	598,216
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	725,993
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,860,949
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,581,489
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	788,300
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2021	100,000	100,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2021	630,000	630,000
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	170,000	177,902
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	1,105,000	1,141,266
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	120,000	131,150
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	795,000	846,095
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	1,845,000	1,929,427
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	315,000	339,378
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 4%, 1/01/2033 (Prerefunded 1/01/2025)	310,000	354,383
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2038 (Prerefunded 1/01/2025)	30,000	35,482
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,548,317
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	505,000	554,793
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,669,305
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	624,166
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	676,146
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	371,304
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	476,401
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	489,006
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	266,852
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	1,044,491
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,950,000	9,154,981
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	8,402,396
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, 5%, 12/01/2043	4,445,000	4,916,659
Lehigh County, PA, Water & Sewer Authority Rev., ”A“, ETM, 5%, 12/01/2043 (Prerefunded 12/01/2023)	5,165,000	5,868,370
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	787,480
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	759,456
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	804,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	$630,000	$780,639
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,968,624
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,974,809
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,164,265
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	680,000	870,754
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2032	2,625,000	3,275,081
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2033	2,000,000	2,485,060
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,235,418
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,115,508
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	3,785,000	4,248,965
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045	1,380,000	1,638,308
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,062,553
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	3,320,000	3,987,220
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	450,000	526,550
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	695,994
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,478,636
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	899,680
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2021	3,270,000	3,336,185
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2021	3,270,000	3,404,332
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	1,110,000	1,263,646
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	760,000	875,528
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	795,000	923,520
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	210,000	249,022
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,436,000
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), ”A“, AGM, 4%, 5/01/2040	1,310,000	1,536,918
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,238,310
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	308,845
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,408,080
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,241,041
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	5,705,000	6,257,986
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,870,000	1,981,003
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,449,900
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	9,509,120
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	26,963,268
Pennsylvania Turnpike Commission Rev., ”A“, 5%, 12/01/2044	2,220,000	2,796,578
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,783,315
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,901,820
Philadelphia, PA, Airport Refunding Rev., ”B“, 5%, 7/01/2047	5,000,000	5,912,150
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	5,106,557
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	302,435
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	11,175,000	13,319,035
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	351,313
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,030,000	1,138,140
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,719,292
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,315,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	$150,000	$165,890
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	391,579
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,247,428
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,778,717
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,420,808
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	8,300,000	9,469,387
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047	350,000	366,051
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058	505,000	530,639
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	594,696
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,005,000	1,048,506
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,570,000	1,628,043
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,903,522
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,548,221
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,009,307
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	387,463
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,443,469
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,847,780
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	476,711
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,455,400
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	474,855
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	2,073,093
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	473,423
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,163,660
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,415,246
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,212,117
Philadelphia, PA, School District, ”F“, 5%, 9/01/2038	255,000	302,420
Philadelphia, PA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2045	6,500,000	8,502,325
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	1,062,540
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	814,041
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	285,000	348,686
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,382,094
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,184,979
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,344,666
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,015,000	2,283,922
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	90,000	91,139
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	83,890
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	489,776
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	435,000	472,997
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 4%, 7/01/2025	350,000	388,829
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2027	570,000	686,856
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), ”A“, 5%, 7/01/2029	640,000	794,726
		$364,424,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 5.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$5,860,000	$5,896,156
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2029	850,000	1,013,769
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,104,449
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	365,000	369,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	17,370,000	18,961,613
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	8,390,000	8,941,055
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, AGM, 5%, 7/01/2032	660,000	672,923
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,894,683
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,980,000	2,177,050
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	1,515,000	1,617,232
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	3,330,000	3,560,669
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”Y“, AGM, 6.25%, 7/01/2021	2,445,000	2,503,167
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	570,000	576,658
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	50,110,000	34,325,350
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	210,000	210,283
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	10,035,000	10,504,036
Commonwealth of Puerto Rico, Public Improvement, ”A“, NATL, 5.5%, 7/01/2021	570,000	575,335
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	786,782
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	2,560,000	2,625,459
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,203,162
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	10,160,000	8,204,200
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,239,512
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	850,000	688,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	405,000	328,050
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,815,000	3,090,150
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	425,000	337,875
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,990,000	3,221,925
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	5,208,375
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	445,699
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,917,872
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	2,380,000	1,915,900
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 5.25%, 7/01/2022	1,505,000	1,539,284
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 4.75%, 7/01/2033	225,000	226,458
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022	905,000	911,371
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2024	160,000	161,869
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2025	210,000	212,453
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	110,000	112,186
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	555,000	558,907
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	230,000	230,274
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	1,955,000	1,578,662
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,376,787
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	345,000	278,587
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	4,211,112
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2024	970,000	981,330
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2026	35,000	35,409
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	367,132
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	1,385,000	1,386,994
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2025	280,000	293,681
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2026	840,000	882,672
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	2,295,000	2,431,874
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	3,085,000	3,276,147
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	860,000	918,033
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	465,000	497,369
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	360,000	292,050
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	815,000	660,150
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	2,450,000	1,947,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	2,211,300
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	955,000	773,550
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,950,000	2,389,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$5,000,000	$5,125,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,811,592
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	15,000	14,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	525,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	130,000	129,761
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	603,654
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	154,613
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,199,333
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	688,372
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	725,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	787,610
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	534,994
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	4,062,984
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,949,380
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	773,871
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	841,908
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	193,771
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, AGM, 5%, 7/01/2036	425,000	430,827
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,913,830
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2023	1,100,000	1,157,255
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2027	1,600,000	1,640,912
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2028	435,000	446,123
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, AGM, 5%, 7/01/2032	400,000	407,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	395,000	431,850
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	1,069,082
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	33,541,000	37,378,090
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	10,642,428
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	143,194
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	2,005,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	157,000	148,090
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,554,000	1,383,604
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	248,833
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	14,021,000	10,908,058
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	9,824,648
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,798,000	3,031,403
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	350,000	354,088
		$285,547,732
Rhode Island - 0.3%
Providence, RI, ”A“, 5%, 1/15/2025	$1,345,000	$1,473,851
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3%, 12/01/2021	1,575,000	1,577,583
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,166,413
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	1,500,000	1,502,730
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	760,431
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.8%, 12/01/2031	315,000	322,872
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	2,060,000	2,154,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	$4,625,000	$4,919,844
		$13,877,845
South Carolina - 2.2%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,371,500
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	821,314
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,613,863
Piedmont, SC, Municipal Power Agency, 6.25%, 1/01/2021	4,150,000	4,150,000
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	6,197,695
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	4,350,000	4,942,514
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,425,000	9,822,960
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,947,195
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	6,343,650
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,691,374
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,293,817
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	3,075,000	3,740,891
South Carolina Ports Authority Rev. (tax-exempt), ”B“, 5%, 7/01/2044	8,000,000	9,915,280
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,983,952
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	6,127,724
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	6,034,332
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	3,059,605
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	7,300,696
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	3,034,668
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.641%, 12/01/2026	7,990,000	8,059,433
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.771%, 12/01/2027	3,700,000	3,722,311
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.923%, 12/01/2028	2,750,000	2,759,955
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 2.993%, 12/01/2029	1,800,000	1,805,508
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.043%, 12/01/2030	575,000	576,047
South Carolina Student Loan Corp., Student Loan Rev., ”A“, 3.593%, 12/01/2039	4,150,000	4,294,254
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,532,311
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045	1,080,000	1,255,111
		$121,397,960
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$1,102,790
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,101,700
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,539,650
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	8,955,000	10,033,630
		$13,777,770
Tennessee - 1.8%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$10,310,000	$11,319,040
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-1“, 4%, 8/01/2044	440,000	501,103
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	655,000	802,578
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	400,462
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	8,236,130
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	942,201
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,805,000	3,286,759
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	7,250,000	8,994,060
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	9,465,000	11,369,642
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	4,849,436
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,544,300
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,194,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	$170,000	$193,628
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	230,000	257,241
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2035	1,700,000	2,186,523
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2054	10,000,000	12,347,900
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,795,553
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,676,542
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,444,624
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,490,000	1,671,333
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	2,145,000	2,351,735
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	770,000	817,763
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,485,000	2,755,467
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	7,540,000	8,486,346
		$95,424,576
Texas - 4.0%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	$650,000	$845,429
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	796,086
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	1,133,866
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	630,000	836,514
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	824,606
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,446,156
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,176,970
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	6,019,785
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,259,401
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	745,345
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,100,165
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	200,864
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	482,616
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	311,882
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	457,912
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,258,900
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	820,000	808,963
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	900,000	890,262
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	2,240,000	2,648,262
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	1,875,000	1,937,644
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	448,789
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2021	320,000	328,739
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2022	400,000	426,044
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	850,000	935,527
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	430,000	503,233
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	650,000	778,148
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	1,000,000	1,215,860
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	1,075,000	1,322,691
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	700,000	872,270
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	800,000	1,011,616
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	1,100,000	1,386,132
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028 (Prerefunded 3/01/2022)	455,000	480,193
Gulf Coast Waste Disposal Authority, TX, Solid Waste Disposal Rev. (Waste Management of Texas, Inc.), ”B“, 2.45%, 5/01/2028 (Put Date 5/03/2021)	1,330,000	1,337,820
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2030	1,170,000	1,387,281
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2031	1,525,000	1,795,566
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,909,310
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	2,790,000	3,370,487
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,547,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	$3,150,000	$3,783,969
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	241,850
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	545,000	584,660
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	407,934
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	782,753
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,562,762
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	106,165
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) ”A“, 5%, 7/01/2027	665,000	746,077
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) ”B-2“, 5%, 7/15/2027	905,000	1,015,672
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,760,000	2,947,432
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2022)	2,310,000	2,466,502
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	10,000	10,027
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,819,172
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	167,024
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	237,951
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	264,943
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	474,128
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,640,000	2,652,910
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	579,317
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,852,465
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	2,056,025
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	190,000	194,853
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	878,065
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	6,220,000	6,193,316
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	2,545,000	2,494,253
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	355,000	421,097
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	355,000	421,097
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	895,000	1,061,640
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,707,584
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	45,000	46,172
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	115,000	117,602
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	345,000	351,503
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	155,000	159,126
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	175,000	179,060
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	215,000	219,377
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	300,000	306,699
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	3,195,000	3,221,582
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	7,435,000	7,484,071
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”B“, 6%, 1/01/2025 (n)	9,070,000	9,055,760
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,887,949
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	545,992
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	670,119
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	537,655
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	534,013
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,296,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	$635,000	$808,850
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	625,000	809,575
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	667,716
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	478,331
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	465,000	589,113
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,267,474
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,495,121
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,611,990
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), ”B“, 5%, 11/15/2030	3,200,000	3,165,472
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	8,751,376	9,197,346
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	827,296
Texas Department of Housing & Community Affairs Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	13,940,000	15,773,389
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,615,000	4,044,498
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2026	805,000	870,189
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	22,920,000	27,450,367
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,719,235
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,364,762
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,175,350
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,271,150
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,771,826
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	247,588
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	172,595
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	183,139
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	172,875
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	745,000	324,529
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	422,085
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	327,617
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	6,237,900
		$218,431,036
Utah - 0.5%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	$290,000	$357,625
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	316,563
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,840,000	2,221,414
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,158,730
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	4,015,615
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), ”A“, 5%, 5/15/2043	5,000,000	6,528,500
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	1,314,133	1,415,308
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	2,734,154	2,936,099
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	3,141,085	3,380,938
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	3,829,767	4,106,660
		$26,437,452
Vermont - 0.5%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$165,000	$171,123
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,095,568
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,184,299
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	445,000	482,407
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	480,000	517,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	$455,000	$491,031
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	480,000	517,066
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	11,845,000	12,274,736
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	6,495,000	6,763,049
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	800,940
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,306,758
		$26,604,153
Virginia - 1.1%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/02/2022)	$1,275,000	$1,307,462
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	15,084,496
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,100,000	2,199,162
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,983,795
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	5,060,716
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,117,751
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), ”A“, 0.45%, 12/01/2041 (Put Date 4/01/2022)	5,440,000	5,440,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 11.309%, 8/23/2027 (p)	3,150,000	4,418,222
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023	1,455,000	1,522,701
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”B“, 0.75%, 11/01/2035 (Put Date 9/02/2025)	4,160,000	4,212,957
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	111,225
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	145,000	152,497
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	288,735
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	980,000	1,016,574
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	245,382
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/01/2022)	1,275,000	1,307,462
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030	800,000	859,752
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035	715,000	758,930
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,285,000	1,333,110
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	730,075
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	191,738
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	5,705,000	5,920,364
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$58,263,159
Washington - 1.7%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$15,883,660
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,211,708
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,793,094
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	5,257,226
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	12,425,700
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,794,304
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,201,540
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	5,140,000	6,532,837
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	2,500,000	3,153,450
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	6,360,000	7,988,669
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	599,000
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,158,462
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,958,891
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,553,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	$7,985,000	$8,995,262
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	3,830,000	4,464,708
		$92,971,911
West Virginia - 0.6%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$10,157,100
Monongalia County, WV, Board of Education, 5%, 5/01/2029 (Prerefunded 5/01/2022)	1,445,000	1,536,541
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	3,335,000	3,338,001
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	3,140,000	3,195,798
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	1,009,932
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	299,940
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	10,000,000	11,290,200
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	711,437
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	605,000	672,379
West Virginia Housing Development Fund, ”A“, FHA, 3.9%, 11/01/2048	300,000	326,553
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	832,025
		$33,369,906
Wisconsin - 1.6%
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	$6,000,000	$7,024,380
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,160,299
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,817,500
Public Finance Authority Wisconsin Healthcare Facilities Rev. (Blue Ridge Healthcare), ”A“, 4%, 1/01/2045	650,000	740,402
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2031	85,000	69,105
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2032	650,000	507,319
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2033	995,000	745,733
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2034	950,000	684,256
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2035	1,420,000	981,504
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2036	1,460,000	968,214
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2037	2,370,000	1,508,292
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2038	2,570,000	1,566,646
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2039	2,795,000	1,632,727
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2040	1,205,000	673,788
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2031	490,000	398,370
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	665,000	519,225
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2033	640,000	479,955
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2034	595,000	428,894
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2035	760,000	525,829
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2036	735,000	487,996
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2037	740,000	471,269
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2038	760,000	464,018
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2039	710,000	415,492
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2040	175,000	98,046
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2026 (Prerefunded 7/15/2021)	2,215,000	2,272,014
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	115,000	151,019
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	169,894
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	150,000	194,816
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	206,958
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	150,000	193,695
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	244,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	$1,200,000	$1,421,268
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	1,100,000	1,298,264
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	805,000	931,578
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	385,000	454,154
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	525,222
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,175,994
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	871,284
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	875,000	920,832
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	5,965,000	6,219,527
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	1,735,000	1,734,983
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040	465,000	486,543
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045	630,000	656,536
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050	2,560,000	2,663,808
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., ”D“, 4%, 3/01/2047 (u)	5,360,000	5,892,355
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	385,000	399,607
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,320,518
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,600,000	1,664,576
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,695,542
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	237,322
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	715,362
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	485,323
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	129,854
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	129,593
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	100,000	105,328
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	165,000	174,113
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	220,000	228,463
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	717,258
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	658,905
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	5,080,000	4,445,660
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	925,000	827,986
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041	1,010,000	1,207,495
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	727,384
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	995,000	1,071,406
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	1,005,000	1,076,285
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	2,320,000	2,474,883
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	200,000	212,938
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	490,000	525,643
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	455,000	489,621
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	375,000	402,825
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	740,000	800,673
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, 5%, 7/01/2036	500,000	600,220
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	375,000	441,776
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	805,000	882,562
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	695,000	757,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	$485,000	$564,836
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	785,000	852,133
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	651,560
		$88,729,332
Wyoming - 0.2%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	$8,930,000	$10,127,781
Total Municipal Bonds		$5,304,283,670
Other Municipal Bonds – 0.4%
Multi-Family Housing Revenue – 0.4%
Freddie Mac, VRDN, 2.625%, 6/15/2035	$17,635,000	$19,356,529
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	$6,065,000	$5,033,971
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	851,000	637,897
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2028 (n)	638,000	442,526
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	25,900,000	7,459,769
Toll Road Investors Partnership II LP, Capital Appreciation, ”A“, NATL, 0%, 2/15/2045 (n)	484,279	150,691
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, NATL, 0%, 2/15/2033 (n)	3,715,000	1,950,192
Total Bonds		$15,675,046
Investment Companies (h) - 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	116,809,352	$116,809,352

Other Assets, Less Liabilities - (1.3)%		(68,604,790)
Net Assets - 100.0%		$5,387,519,807
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $116,809,352 and $5,339,315,245, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $153,121,705, representing 2.8% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 7.75%, 5/15/2035	11/15/17	$902,506	$646,081
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 8.125%, 5/15/2044	11/15/17	1,377,710	978,794
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.5%, 5/15/2049	6/30/15	180,000	109,800
Total Restricted Securities			$1,734,675
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,323,640,199	$—	$5,323,640,199
U.S. Corporate Bonds	—	15,675,046	—	15,675,046
Mutual Funds	116,809,352	—	—	116,809,352
Total	$116,809,352	$5,339,315,245	$—	$5,456,124,597
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$149,559,733	$1,054,143,779	$1,086,855,948	$(34,155)	$(4,177)	$116,809,352
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$245,336	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.